United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                  Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-07925

                      (Investment Company Act File Number)


                                  Wesmark Funds
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)




                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010


                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)


                             Todd P. Zerega, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 1/31/06
                                     -------


                 Date of Reporting Period: Quarter ended 4/30/05
                              ---------------------







Item 1.           Schedule of Investments

Wesmark Balanced Fund
Portfolio of Investments
April 30, 2005 (unaudited)

    Shares or
     Principal
     Amount                                                                                                   Value

     Common Stocks--63.5%
                           BEVERAGES-SOFT--2.1%
     20,000                PepsiCo, Inc.                                                              $     1,112,800
                           CABLE TELEVISION--1.5%
     25,000          (1)    Comcast Corp., Class A                                                           802,750
                           CHEMICALS-DIVERSIFIED--3.5%
     40,000                Du Pont (E.I.) de Nemours & Co.                                                  1,884,400
                           CLOSED END FUNDS--1.7%
     11,500                iShares Russell Midcap Growth Index Fund                                          916,665
                           COAL--1.5%
     18,000                Arch Coal, Inc.                                                                   798,120
                           COMPUTER SERVICES--2.0%
     25,000          (1)    Fiserv, Inc.                                                                    1,057,500
                           COMPUTER SOFTWARE--3.3%
     70,000                Microsoft Corp.                                                                  1,771,000
                           DIVERSIFIED OPERATIONS--8.6%
     15,000                Fortune Brands, Inc.                                                             1,268,700
     70,000                General Electric Co.                                                             2,534,000
     10,000                Textron Inc.                                                                      753,500
                               Total                                                                        4,556,200
                           DRUGS & HEALTHCARE--1.6%
     32,000                Pfizer, Inc.                                                                      869,440
                           ELECTRONIC COMPONENTS-SEMICONDUCTOR--1.2%
     25,000                Texas Instruments, Inc.                                                           624,000
                           ENTERTAINMENT - DIVERSIFIED--0.3%
     10,000          (1)    Time Warner, Inc.                                                                168,100
                           FINANCE - INVESTMENT BANKER/BROKER--2.6%
     30,000          (1)    E*Trade Group, Inc.                                                              333,300
     10,000                Goldman Sachs Group, Inc.                                                        1,067,900
                               Total                                                                        1,401,200
                           HOME IMPROVEMENT STORES--3.3%
     50,000                Home Depot, Inc.                                                                 1,768,500
                           INVESTMENT BROKERAGE - NATIONAL--3.0%
     30,000                Morgan Stanley                                                                   1,578,600
                           LEISURE & RECREATION--2.6%
     10,000                Brunswick Corp.                                                                   420,000
     20,000                Carnival Corp.                                                                    977,600
                               Total                                                                        1,397,600
                           MINING - NON FERROUS--1.2%
     20,000                Alcan, Inc.                                                                       648,400
                           MONEY CENTER BANKS--3.5%
     40,000                Citigroup, Inc.                                                                  1,878,400
                           NETWORKING PRODUCTS--2.6%
     80,000          (1)    Cisco Systems, Inc.                                                             1,382,400
                           OIL  & GAS EQUIPMENT & SERVICES--2.6%
     20,000                Schlumberger Ltd.                                                                1,368,200
                           OIL & GAS DRILLING--1.5%
     25,000                ENSCO International, Inc.                                                         815,000
                           OIL & GAS PIPELINES--0.9%
     10,000                Kinder Morgan Energy Partners LP                                                  476,700
                           OIL-INTEGRATED--2.9%
     25,000                BP PLC, ADR                                                                      1,522,500
                           PAPER PRODUCTS--2.3 %
     20,000                Kimberly-Clark Corp.                                                             1,249,000
                           PRINTED CIRCUIT BOARDS--1.8%
     35,000          (1)    Jabil Circuit, Inc.                                                              966,000
                           REIT - INDUSTRIAL--1.5%
     20,000                AMB Property Corp.                                                                779,800
                           RETAIL-MISCELLANEOUS--0.3%
     7,500                 Staples, Inc.                                                                     143,025
                           SEMICONDUCTOR - BROAD LINE--1.8%
     40,000                Intel Corp.                                                                       940,800
                           SEMICONDUCTOR EQUIPMENT & MATERIALS--1.8%
     65,000          (1)    Applied Materials, Inc.                                                          966,550
     Total Common Stocks
     (IDENTIFIED COST $31,274,708)                                                                         33,843,650
     Preferred Stocks--2.1%
                           DIVERSIFIED FINANCIAL SERVICES--0.5%
     10,000                General Electric Capital Corp., Pfd., $1.47, Annual Dividend                      253,100
                           FINANCE--0.7%
     15,000                Merrill Lynch & Co., Inc., Pfd.                                                   374,400
                           UTILITY-ELECTRIC POWER--0.9%
     20,000                Tennessee Valley Authority, Pfd., Series D, $1.49, Annual Dividend                506,000
     Total Preferred Stocks
     (IDENTIFIED COST $1,147,214)                                                                           1,133,500
     Corporate Bonds--7.5%
                           FINANCE - AUTOMOTIVE--2.8%
     500,000               Ford Motor Credit Co., Sr. Note, 6.50%, 2/15/2006                                 503,315
     1,000,000             General Motors Acceptance Corp., Note, 6.125%, 2/1/2007                           982,489
                               Total                                                                        1,485,804
                           FINANCE - CREDIT CARD--1.0%
     500,000               MBNA America Bank, NA, 6.625%, 6/15/2012                                          549,945
                           INVESTMENT BROKERAGE - NATIONAL--3.7%
     1,000,000             Bear Stearns Cos., Inc., Note, 4.50%, 10/28/2010                                  997,540
     1,000,000             Morgan Stanley, Sub. Note, 4.75%, 4/1/2014                                        970,860
                               Total                                                                        1,968,400
     Total Corporate Bonds
     (IDENTIFIED COST $4,069,908)                                                                           4,004,149
     Mortgage Backed Securities--9.7%
                           FEDERAL HOME LOAN MORTGAGE CORP.--2.2%
     141,279               Federal Home Loan Mortgage Corp., Pool E84004, 6.00%, 6/1/2016                    146,717
     1,000,000             Federal Home Loan Mortgage Corp., Pool G18048, 5.00%, 4/1/2020                   1,007,920
                               Total                                                                        1,154,637
                           FEDERAL NATIONAL MORTGAGE ASSOCIATION--7.5%
     175,319               Federal National Mortgage Association, Pool 254629, 5.00%, 2/1/2010               176,725
     792,991               Federal National Mortgage Association, Pool 254831, 5.00%, 8/1/2023               793,157
     820,441               Federal National Mortgage Association, Pool 254908, 5.00%, 9/1/2023               820,613
     894,039               Federal National Mortgage Association, Pool 255224, 4.00%, 5/1/2011               881,317
     928,882               Federal National Mortgage Association, Pool 255324, 4.00%, 7/1/2011               915,664
     422,166               Federal National Mortgage Association, Pool 738342, 4.50%, 8/1/2018               418,430
                               Total                                                                        4,005,906
     Total Mortgage Backed Securities
     (IDENTIFIED COST $5,144,997)                                                                           5,160,543
     Government Agencies--10.2%
                           FEDERAL FARM CREDIT BANK--1.9%
     1,000,000             Federal Farm Credit System, Bond, 4.49%, 3/10/2010                                993,440
                           FEDERAL HOME LOAN BANK--1.8%
     1,000,000             Federal Home Loan Bank System, Bond, Series ZR13, 4.50%, 6/12/2013                965,620
                           FEDERAL HOME LOAN MORTGAGE CORP.--3.7%
     1,000,000             Federal Home Loan Mortgage Corp., Unsecd. Note, 4.00%, 9/22/2009                  985,730
     1,000,000             Federal Home Loan Mortgage Corp., Unsecd. Note, Series MTN, 5.375%,
                           12/15/2014                                                                        995,480
                               Total                                                                        1,981,210
                           FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.8%
     500,000               Federal National Mortgage Association, Note, 5.375%, 3/15/2010                    510,365
     1,000,000             Federal National Mortgage Association, Note, 5.375%, 7/16/2018                    984,060
                               Total                                                                        1,494,425
     Total Government Agencies
     (IDENTIFIED COST $5,488,339)                                                                           5,434,695
     (2)Commercial Paper--2.8%
                           FINANCE - CONSUMER LOANS--2.8%
     1,500,000             American General Finance Corp. CP, 2.96%, 5/23/2005 (at amortized cost)          1,497,287
     Mutual Fund--3.8%
     2,006,342   (3)U.S. Treasury Cash Reserves (at net asset value)                                        2,006,342
     Total Investments - 99.6%
     (IDENTIFIED COST $50,628,795)(3)                                                                      53,080,166
     other assets and liabilities - net - 0.4%                                                               231,642
     total net assets - 100%                                                                          $    53,311,808


(1)  Non-income producing security.

(2) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(3)  Affiliated Company.

(4) The cost of investments for federal tax purposes amounts to $50,628,795. The net unrealized appreciation of investments for federal tax purposes was to $2,451,371. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,617,409 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,166,038.


Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005. Investment Valuation Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. U.S. government securities, fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations or last sales prices are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronyms are used throughout this portfolio:
ADR               --American Depositary Receipt
CP                --Commercial Paper
MTN               --Medium Term Note
REIT              --Real Estate Investment Trust





Wesmark Bond Fund
Portfolio of Investments
April 30, 2005 (unaudited)
  Principal
  Amount  or
  Shares                                                                                                          Value

    CoLLATERALIZED MORTGAGE obligations--8.6%
                     FEDERAL HOME LOAN MORTGAGE CORP.--4.4%
$   2,000,000        Federal Home Loan Mortgage Corp., Series 2564, Class HJ, 5.00%, 2/15/2018        $      1,997,520
    1,777,393        Federal Home Loan Mortgage Corp., Series 2576D, Class LG, 4.50%, 12/15/2016             1,787,950
    1,862,250        Federal Home Loan Mortgage Corp., Series 2904, Class CA, 5.00%, 4/15/2019               1,876,964
    2,965,621        Federal Home Loan Mortgage Corp., Series 2950K, Class AB, 4.50%, 2/15/2024              2,922,530
                     Total                                                                                   8,584,964
                     FEDERAL NATIONAL MORTGAGE ASSOCIATION--4.2%
    8,000,000        Federal National Mortgage Association, Series 0538D, Class CD, 5.00%, 6/25/2019         8,112,480
    Total collateralized mortgage obligations
    (IDENTIFIED COST $16,642,714)                                                                           16,697,444
    Corporate bonds--20.1%
                     BANKS-MAJOR REGIONAL--0.5%
    1,000,000        PNC Funding Corp., Sub. Note, 6.125%, 2/15/2009                                         1,059,150
                     CABLE TELEVISION--1.0%
    2,000,000        Cox Communications, Inc., Unsecd. Note, 4.625%, 6/1/2013                                1,906,478
                     ENTERTAINMENT - DIVERSIFIED--1.9%
    1,000,000        Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018                                 1,130,790
    1,000,000        Time Warner, Inc., Deb., 8.375%, 3/15/2023                                              1,258,310
    1,000,000        Time Warner, Inc., Note, 8.875%, 10/1/2012                                              1,228,070
                     Total                                                                                   3,617,170
                     FINANCE--1.1%
    2,000,000        MBNA Corp., 6.25%, 1/17/2007                                                            2,069,980
                     FINANCE - CONSUMER LOANS--1.6%
    3,000,000        American General Finance Corp., Note, 5.875%, 7/14/2006                                 3,068,490
                     FINANCE - INVESTMENT BANKER/BROKER--5.7%
    4,000,000        Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014                                       4,032,680
    2,000,000        Morgan Stanley Group, Inc., Note, 6.875%, 3/1/2007                                      2,097,480
    5,000,000        Morgan Stanley, Sub. Note, 4.75%, 4/1/2014                                              4,854,300
                     Total                                                                                  10,984,460
                     MULTIMEDIA--0.6%
    1,000,000        Walt Disney Co., Note, Series B, 5.875%, 12/15/2017                                     1,064,300
                     OIL COMP-EXPLORATION & PRODUCTION--3.5%
    3,000,000        Enron Oil & Gas Co., Note, 6.00%, 12/15/2008                                            3,168,570
    3,500,000        Enron Oil & Gas Co., Note, 6.50%, 12/1/2007                                             3,686,830
                     Total                                                                                   6,855,400
                     OIL REFINING & MARKETING--0.5%
    1,000,000        Union Oil of California, Sr. Note, Series C, 6.70%, 10/15/2007                          1,049,940
                     PAPER PRODUCTS--3.7%
    2,200,000        International Paper Co., 4.25%, 1/15/2009                                               2,150,456
    4,000,000        International Paper Co., 5.85%, 10/30/2012                                              4,114,400
    1,000,000        International Paper Co., Note, 5.30%, 4/1/2015                                           978,810
                     Total                                                                                   7,243,666
    Total corporate bonds
    (IDENTIFIED COST $38,387,396)                                                                           38,919,034
    government agencies--37.4%
                     FEDERAL HOME LOAN BANK--21.2%
    5,000,000        Federal Home Loan Bank System, Bond, 3.17%, 4/28/2006                                   4,978,350
    2,000,000        Federal Home Loan Bank System, Bond, 3.21%, 8/17/2007                                   1,961,960
    3,000,000        Federal Home Loan Bank System, Bond, 4.25%, 11/13/2009                                  3,005,970
    5,000,000        Federal Home Loan Bank System, Bond, 4.50%, 2/15/2008                                   5,019,550
    10,000,000       Federal Home Loan Bank System, Bond, 5.00%, 3/28/2008                                  10,110,900
    5,000,000        Federal Home Loan Bank System, Bond, Series 1, 3.28%, 7/28/2006                         4,975,350
    6,000,000        Federal Home Loan Bank System, Bond, Series 1, 5.00%, 3/30/2009                         6,085,740
    5,000,000        Federal Home Loan Bank System, Bond, Series 2, 3.50%, 1/18/2007                         4,962,000
                     Total                                                                                  41,099,820
                     FEDERAL HOME LOAN MORTGAGE CORP. --2.6%
    5,000,000        Federal Home Loan Mortgage Corp., Note, Series MTN, 5.125%, 5/13/2013                   4,962,300
                     FEDERAL NATIONAL MORTGAGE ASSOCIATION--13.6%
    5,000,000        Federal National Mortgage Association, 3/24/2008                                        4,999,050
    1,800,000        Federal National Mortgage Association, MTN, 6.93%, 9/17/2012                            1,901,322
    3,000,000        Federal National Mortgage Association, Note, 4.00%, 11/10/2011                          2,969,250
    4,000,000        Federal National Mortgage Association, Note, 5.375%, 3/15/2010                          4,082,920
    2,300,000        Federal National Mortgage Association, Note, Series MTN, 6.80%, 8/27/2012               2,419,669
    10,000,000       Federal National Mortgage Association, Unsecd. Note, 3.25%, 6/28/2006                   9,951,100
                     Total                                                                                  26,323,311
    Total government agencies
    (IDENTIFIED COST $72,655,627)                                                                           72,385,431
    mortgage backed securities--27.1%
                     FEDERAL HOME LOAN MORTGAGE CORP. --8.2%
    4,162,233        Federal Home Loan Mortgage Corp., Pool E98887, 4.50%, 8/1/2018                          4,127,104
    4,288,210        Federal Home Loan Mortgage Corp., Pool E98890, 4.50%, 8/1/2018                          4,252,018
    4,436,756        Federal Home Loan Mortgage Corp., Pool G18002, 5.00%, 7/1/2019                          4,471,895
    3,000,000        Federal Home Loan Mortgage Corp., Pool G18048, 5.00%, 4/1/2020                          3,023,760
                     Total                                                                                  15,874,777
                     FEDERAL NATIONAL MORTGAGE ASSOCIATION--18.9%
    3,051,404        Federal National Mortgage Association, Pool 254799, 5.00%, 7/1/2023                     3,055,859
    12,306,618       Federal National Mortgage Association, Pool 254908, 5.00%, 9/1/2023                    12,309,202
    3,951,579        Federal National Mortgage Association, Pool 254956, 4.00%, 11/1/2010                    3,895,348
    4,895,295        Federal National Mortgage Association, Pool 255582, 5.00%, 1/1/2025                     4,887,120
    5,973,398        Federal National Mortgage Association, Pool 255701, 5.00%, 4/1/2025                     5,963,423
    3,017,263        Federal National Mortgage Association, Pool 712614, 4.50%, 6/1/2010                     3,008,453
    3,539,660        Federal National Mortgage Association, Pool 807951, 5.00%, 1/1/2030                     3,520,475
                     Total                                                                                  36,639,880
    Total mortgage backed securities
    (IDENTIFIED COST $52,698,846)                                                                           52,514,657
    preferred stocks--2.1%
                     DIVERSIFIED FINANCIAL SERVICES--1.1%
    80,000           General Electric Capital Corp., Pfd., $1.47, Annual Dividend                            2,024,800
                     FINANCE--0.3%
    25,000           Merrill Lynch & Co., Inc., Pfd.                                                          624,000
                     FINANCE - AUTOMOTIVE--0.2%
    20,000           General Motors Acceptance Corp., Pfd. $1.81, Annual Dividend                             384,400
                     UTILITY-ELECTRIC POWER--0.5%
    40,000           Tennessee Valley Authority, Pfd., Series D. $1.49, Annual Dividend                      1,012,000
    Total preferred stocks
    (IDENTIFIED COST $4,146,085)                                                                             4,045,200
    (1)Commercial paper--2.6%
                     PUBLISHING - NEWSPAPERS--2.6%
    5,000,000         Gannett Co., Inc. CPABS3A3, 2.91%, 5/12/2005 (at amortized cost)                       4,995,554
    U.S. treasury--2.5%
    5,000,000        United States Treasury Note, 3.00%, 12/31/2006 (identified cost $4,985,423)             4,950,800
    mutual fund--1.4%
    2,705,470    (2)Prime Obligations Fund (at net asset value)                                              2,705,470
    Total Investments--101.8% (identified cost $197,217,115)(3)                                              197,213,590
    other assets and liabilities--net-- (1.8)%                                                                (3,577,702)
    total net assets---100%                                                                           $     193,635,888

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2    Affiliated company.

3 The cost of investments for federal tax purposes was $197,217,115. The net unrealized depreciation of investments for federal tax purposes was $3,525.This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,211,856 and net unrealized depreciation from investment for those securities having an excess of cost over value of $1,215,381.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

Investment Valuation
U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted


Wesmark Growth Fund
Portfolio of Investments
April 30, 2005 (unaudited)

     Shares                                                                               Value
     Common Stocks--99.0%
                           BEVERAGES/ALCOHOL--0.4%
     20,000          (1)    Constellation Brands, Inc., Class A                    $    1,054,200
                           BIOMEDICAL--3.2%
     135,000         (1)    Amgen, Inc.                                                 7,858,350
                           BIOTECHNOLOGY--0.2%
     15,000          (1)    Gilead Sciences, Inc.                                        556,500
                           BROADCASTING - RADIO--0.1%
     10,000          (1)    XM Satellite Radio Holdings, Inc., Class A                   277,400
                           BUILDING MATERIALS--0.4%
     20,000          (1)    American Standard Cos.                                       894,200
                           CABLE TELEVISION--3.5%
     270,000         (1)    Comcast Corp., Class A                                      8,669,700
                           CHEMICALS-DIVERSIFIED--3.6%
     185,000               Du Pont (E.I.) de Nemours & Co.                              8,715,350
                           CLOSED END FUNDS--0.9%
     26,500                iShares Russell Midcap Growth Index Fund                     2,112,315
                           COAL--0.8%
     45,000                Arch Coal, Inc.                                              1,995,300
                           COMPUTER SERVICES--4.2%
     150,000               First Data Corp., Class                                      5,704,500
     110,000         (1)    Fiserv, Inc.                                                4,653,000
                           Total                                                        10,357,500
                           COMPUTER SOFTWARE--5.8%
     40,000          (1)    Check Point Software Technologies Ltd.                       838,000
     525,000               Microsoft Corp.                                              13,282,500
                           Total                                                        14,120,500
                           CONGLOMERATES--0.3%
     10,000                3M Co.                                                        764,700
                           DIVERSIFIED OPERATIONS--9.3%
     70,000                Fortune Brands, Inc.                                         5,920,600
     415,000               General Electric Co.                                         15,023,000
     25,000                Textron Inc.                                                 1,883,750
                           Total                                                        22,827,350
                           DRUGS & HEALTHCARE--2.2%
     200,000               Pfizer, Inc.                                                 5,434,000
                           Electronic Components-Semiconductor--6.5%
     185,000               Motorola, Inc.                                               2,837,900
     525,000               Texas Instruments, Inc.                                      13,104,000
                           Total                                                        15,941,900
                           ENTERTAINMENT - DIVERSIFIED--2.7%
     400,000         (1)    Time Warner, Inc.                                           6,724,000
                           FINANCE - INVESTMENT BANKER/BROKER--1.6%
     200,000         (1)    E*Trade Group, Inc.                                         2,222,000
     15,000                Goldman Sachs Group, Inc.                                    1,601,850
                           Total                                                        3,823,850
                           HOME IMPROVEMENT STORES--2.9%
     200,000               Home Depot, Inc.                                             7,074,000
                           HOTELS & MOTELS--2.4%
     190,000               Hilton Hotels Corp.                                          4,147,700
     30,000                Starwood Hotels & Resorts Worldwide, Inc.                    1,630,200
                           Total                                                        5,777,900
                           INVESTMENT BROKERAGE - NATIONAL--4.5%
     210,000               Morgan Stanley                                               11,050,200
                           LEISURE & RECREATION--3.2%
     22,000                Brunswick Corp.                                               924,000
     100,000               Carnival Corp.                                               4,888,000
     30,000                Harrah's Entertainment, Inc.                                 1,968,600
                           Total                                                        7,780,600
                           MEDICAL INSTRUMENTS & SUPPLIES--0.2%
     10,000                Medtronic, Inc.                                               527,000
                           MINING - MISCELLANEOUS--2.6%
     180,000         (1)    Inco Ltd.                                                   6,433,200
                           MINING - NON FERROUS--2.3%
     175,000               Alcan, Inc.                                                  5,673,500
                           MONEY CENTER BANKS--5.0%
     260,000               Citigroup, Inc.                                              12,209,600
                           NETWORKING PRODUCTS--4.9%
     700,000         (1)    Cisco Systems, Inc.                                         12,096,000
                           OIL  & GAS EQUIPMENT & SERVICES--3.9%
     140,000               Schlumberger Ltd.                                            9,577,400
                           OIL & GAS DRILLING--1.3%
     45,000                ENSCO International, Inc.                                    1,467,000
     30,000          (1)    Nabors Industries Ltd.                                      1,616,100
                           Total                                                        3,083,100
                           OIL-INTEGRATED--3.6%
     125,000               BP PLC, ADR                                                  7,612,500
     20,000                Petro-Canada                                                 1,109,600
                           Total                                                        8,722,100
                           PAPER PRODUCTS--2.3%
     165,000               International Paper Co.                                      5,657,850
                           PRINTED CIRCUIT BOARDS--4.4%
     395,000         (1)    Jabil Circuit, Inc.                                         10,902,000
                           RETAIL DISCOUNT--0.8%
     40,000                Wal-Mart Stores, Inc.                                        1,885,600
                           RETAIL-CONSUMER ELECT--0.6%
     30,000                Best Buy Co., Inc.                                           1,510,200
                           RETAIL-DRUG STORE--0.3%
     15,000                CVS Corp.                                                     773,700
                           RETAIL-MISCELLANEOUS--0.7%
     90,000                Staples, Inc.                                                1,716,300
                           SEMICONDUCTOR - BROAD LINE--3.6%
     375,000               Intel Corp.                                                  8,820,000
                           SEMICONDUCTOR EQUIPMENT & MATERIALS--3.6%
     595,000         (1)    Applied Materials, Inc.                                     8,847,650
                           UTILITY-TELEPHONE--0.2%
     25,000                Sprint Corp.                                                  556,500
     Total COMMON STOCKS
     (IDENTIFIED COST $239,567,194)                                                    242,801,515
     Mutual Fund--0.5%
     1,325,917       (2)   U.S. Treasury Cash Reserves Fund (at net asset value)        1,325,917
     Total Investments - 99.5%
     (IDENTIFIED COST $240,893,111)(3)                                                 244,127,432
     other assets and liabilities - net - 0.5%                                          1,208,543
     total net assets - 100%                                                       $   245,335,975

(1)        Non-income producing security. (2) Affiliated company.
(3) The cost of investments for federal tax purposes amounts to $240,893,111. The net unrealized appreciation of investments for federal tax purposes was to $3,234,321. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,630,604 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,396,283.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations or last sales prices are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronym is used throughout this portfolio:
    ADR               --American Depositary Receipt


securities and
private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations or last sales prices are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


The following acronym is used throughout this portfolio:
MTN               --Medium Term Note





Wesmark Small Company Growth Fund
Portfolio of Investments
April 30, 2005 (unaudited)

     Shares                                                                               Value
     Common Stocks--97.9%
                        AEROSPACE/DEFENSE--7.1%
     7,000              Curtiss Wright Corp.                                       $     379,400
     7,000         (1)   DRS Technologies, Inc.                                          309,750
     15,000        (1)   Innovative Solutions and Support, Inc.                          473,400
     15,000        (1)   MOOG, Inc., Class A                                             447,150
                        Total                                                           1,609,700
                        ASSET MANAGEMENT--2.8%
     10,000        (1)   Affiliated Managers Group                                       625,300
                        AUTO - DEALERSHIPS--1.1%
     9,000              United Auto Group, Inc.                                          255,060
                        AUTO/TRUCK-ORIG.--2.3%
     7,000              OshKosh Truck Corp.                                              526,050
                        BIOMEDICAL--3.1%
     8,000         (1)   Cephalon, Inc.                                                  351,200
     20,000        (1)   Protein Design Laboratories, Inc.                               357,600
                        Total                                                            708,800
                        BIOTECHNOLOGY--3.1%
     15,000        (1)   Charles River Laboratories International, Inc.                  710,550
                        BUSINESS SOFTWARE & SERVICES--1.6%
     50,000        (1)   Tibco Software, Inc.                                            357,000
                        CHEMICALS-DIVERSIFIED--2.7%
     35,000             Olin Corp.                                                       620,900
                        CLOSED END FUNDS--3.9%
     15,000             iShares Russell 2000 Growth Index Fund                           882,000
                        COAL--3.3%
     17,000             Arch Coal, Inc.                                                  753,780
                        COMMUNICATION EQUIPMENT--2.7%
     80,000        (1)   Arris Group, Inc.                                               607,200
                        COMPUTER-NETWORKS--0.7%
     10,000        (1)   Ixia                                                            160,100
                        DIVERSIFIED ELECTRONICS--1.0%
     13,000        (1)   FEI Co.                                                         234,390
                        DIVERSIFIED OPERATIONS--1.2%
     7,000              Manitowoc, Inc.                                                  280,000
                        DRUG DISTRIBUTION--2.2%
     25,000        (1)   Andrx Group                                                     497,750
                        ELECTRONIC COMPONENTS - MISCELLANEOUS--1.4%
     15,000        (1)   Artesyn Technologies, Inc.                                      105,750
     50,000        (1)   Sanmina-SCI Corp.                                               200,500
                        Total                                                            306,250
                        ELECTRONIC COMPONENTS-SEMICONDUCTOR--4.7%
     75,000        (1)   Axcelis Technologies, Inc.                                      465,750
     45,000        (1)   Fairchild Semiconductor International, Inc., Class A            605,250
                        Total                                                           1,071,000
                        FINANCE - INVESTMENT BANKER/BROKER--2.3%
     50,000        (1)   AmeriTrade Holding Corp.                                        524,000
                        INFORMATION TECHNOLOGY SERVICES--0.4%
     5,000         (1)   Synaptics, Inc.                                                  90,650
                        INTERNET SOFTWARE & SERVICES--1.0%
     15,000        (1)   Open Text Corp.                                                 222,600
                        MACHINERY-FARM--2.3%
     30,000        (1)   AGCO Corp.                                                      516,000
                        MEDICAL - DRUGS--0.8%
     7,000         (1)   Bone Care International, Inc.                                   180,670
                        MEDICAL APPLIANCES & EQUIPMENT--1.3%
     10,000        (1)   Arthrocare Corp.                                                293,800
                        MEDICAL PRODUCTS & SUPPLY--3.1%
     5,000         (1)   Biosite Diagnostics, Inc.                                       285,000
     12,000        (1)   Integra Lifesciences Corp.                                      425,160
                        Total                                                            710,160
                        MINING - MISCELLANEOUS--0.5%
     7,100         (1)   Brush Engineered Materials, Inc.                                101,601
                        OIL  & GAS EQUIPMENT & SERVICES--2.5%
     10,000        (1)   Cal Dive International, Inc.                                    444,800
     11,000        (1)   Infrasource Services, Inc.                                      110,550
                        Total                                                            555,350
                        OIL & GAS DRILLING--7.7%
     15,000             ENSCO International, Inc.                                        489,000
     110,000       (1)   Parker Drilling Co.                                             587,400
     25,000        (1)  Rowan Companies, Inc.                                            663,250
                        Total                                                           1,739,650
                        OIL COMP-EXPLORATION & PRODUCTION--2.8%
     20,000        (1)   Spinnaker Exploration Co.                                       640,200
                        OIL FIELD-MACHINERY & EQUIPMENT--3.1%
     23,000        (1)   FMC Technologies, Inc.                                          697,590
                        PAPER PRODUCTS--1.4%
     10,000             Bowater, Inc.                                                    324,900
                        REGIONAL - PACIFIC BANKS--5.6%
     15,000             Bank of Hawaii Corp.                                             710,250
     12,000             Silicon Valley Bancshares                                        568,800
                        Total                                                           1,279,050
                        RESEARCH SERVICES--0.8%
     7,000         (1)   Symyx Technologies, Inc.                                        170,590
                        RETAIL-MISCELLANEOUS--2.3%
     33,000             Movado Group, Inc.                                               530,310
                        SCIENTIFIC & TECHNICAL INSTRUMENTS--2.5%
     2,000         (1)   Affymetrix, Inc.                                                 92,220
     4,900         (1)   Axsys Technologies, Inc.                                        107,800
     20,000        (1)   LeCroy Corp.                                                    263,200
     3,000         (1)   Varian, Inc.                                                     99,510
                        Total                                                            562,730
                        SEMICONDUCTOR - BROAD LINE--2.6%
     50,000        (1)   Cypress Semiconductor Corp.                                     599,500
                        SEMICONDUCTOR - INTEGRATED CIRCUITS--0.3%
     15,000        (1)   RF Micro Devices, Inc.                                           58,800
                        SEMICONDUCTOR EQUIPMENT & MATERIALS--3.8%
     10,000        (1)   Ade Corp.                                                       213,800
     40,000        (1)   Ultratech Stepper, Inc.                                         636,800
                        Total                                                            850,600
                        SPECIALIZED HEALTH SERVICES--1.0%
     6,000         (1)   American Healthcorp, Inc.                                       224,100
                        TELECOM-WIRELESS--0.8%
     10,000        (1)   American Tower Systems Corp.                                    172,300
                        TELECOMMUNICATIONS EQUIPMENT--1.1%
     10,000        (1)   DSP Group, Inc.                                                 241,000
                        TRANSPORTATION - AIR FREIGHT--0.7%
     4,000              Alexander and Baldwin, Inc.                                      162,920
                        TRANSPORTATION-ROAD--1.7%
     21,000             Heartland Express, Inc.                                          389,340
                        WASTE MANAGEMENT--0.6%
     4,000         (1)   Waste Connections, Inc.                                         140,880
     Total Common Stocks
     (IDENTIFIED COST $23,231,211)                                                      22,185,121
     Mutual Fund--4.0%
     910,801       (2)  U.S. Treasury Cash Reserves (at net asset value)                 910,801
     Total Investments --- 101.9%
     (IDENTIFIED COST $24,142,012)(3)                                                   23,095,922
     OTHER ASSETS AND LIABILITIES --- NET --- (1.9)%                                    (429,101)
     TOTAL NET ASSETS --- 100%                                                     $    22,666,821

(1)        Non-income producing security. (2) Affiliated company.
(3) The cost of investments for federal tax purposes was $24,142,012. The net unrealized depreciation of investments for federal tax purposes was $1,046,090.This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,681,922 and net unrealized depreciation from investment for those securities having an excess of cost over value of $2,728,012.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations or last sales prices are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.




Wesmark West Virginia Municipal Bond Fund
Portfolio of Investments
April 30, 2005 (unaudited)

       Principal                                                                              Credit
         Amount                                                                               Rating          Value
     MUNICIPAL BONDS--97.7%
                          ARKANSAS--0.7%
$    500,000              Conway, AR, Public Facilities Board Capital Improvements,
                          Refunding Revenue Bonds Hendrix College Project (Series B),
                          4.75% (Original Issue Yield: 4.85%), 10/1/2030                        A            507,480
                          MAINE--1.0%
     750,000              Bucksport, ME, Solid Waste Disposal, Revenue Bond (Series
                          A), 4.00% (International Paper Co.)/(Original Issue Yield:
                          4.108%), 3/1/2014                                                    BBB           734,107
                          PENNSYLVANIA--0.6%
     500,000              Pennsylvania State Higher Education Facilities Authority,
                          5.00%, 11/1/2011                                                     BBB-          510,150
                          TEXAS--0.6%
     445,000              Fort Bend County, TX, Municipal Utility, 4.20% (Radian
                          Group, Inc. LOC), 9/1/2018                                            AA           442,597
                          WEST VIRGINIA--94.8%
     400,000              Beckley, WV, Sewage System, Revenue Refunding (Series A)
                          Bonds, 6.75% (Original Issue Yield: 6.875%), 10/1/2025                NR           411,020
     1,000,000            Berkeley County, WV, Board of Education, 4.50% (FGIC
                          LOC)/(Original Issue Yield: 4.65%), 5/1/2014                         AAA          1,057,980
     825,000              Berkeley County, WV, Building Commission Lease, Judicial
                          Center Project-(Series A), 4.70% (MBIA Insurance Corp.
                          LOC), 12/1/2024                                                      Aaa           853,850
     140,000              Buckhannon West Virginia College Facility, Refunding
                          Revenue Bond, 4.45%, 8/1/2007                                         NR           142,899
     140,000              Buckhannon West Virginia College Facility, Refunding
                          Revenue Bonds, 4.15% (Original Issue Yield: 4.15%), 8/1/2005          NR           140,314
     1,000,000            Cabell County, WV, Board of Education, GO UT, 5.50% (MBIA
                          Insurance Corp. LOC)/(Original Issue Yield: 4.95%), 5/1/2006         AAA          1,027,010
     500,000              Cabell County, WV, Board of Education, GO UT, 6.00% (MBIA
                          Insurance Corp. INS), 5/1/2006                                       AAA           516,285
     355,000              Charles Town, WV, Revenue Refunding Bonds, 5.00% (Original
                          Issue Yield: 5.15%), 10/1/2013                                        AA           373,666
     340,000              Charles Town, WV, Revenue Refunding Bonds, 5.00%, 10/1/2012           AA           359,115
     500,000              Charleston, WV, Civic Center Revenue, Improvements, 6.25%,
                          12/1/2015                                                             NR           542,195
     1,200,000            Charleston, WV, Urban Renewal Authority, Refunding Revenue
                          Bonds, 5.30% (FSA LOC)/(Original Issue Yield: 5.274%),
                          12/15/2022                                                           AAA          1,311,792
     1,240,000            Charleston, WV, (G0 UT), 7.20%, 10/1/2008                             A1          1,399,873
     1,155,000            Clarksburg, WV, Refunding Revenue Bonds, 4.25% (FGIC
                          LOC)/(Original Issue Yield: 2.91%), 9/1/2006                         AAA          1,177,199
     1,000,000            Clarksburg, WV, Revenue Bonds, 5.25% (FGIC LOC), 9/1/2019            AAA          1,102,550
     500,000              Fairmont, WV, Waterworks, (Series 1999), 5.25% (AMBAC LOC),
                          7/1/2017                                                             Aaa           540,945
     1,235,000            Fairmont, WV, Waterworks, Water Utility Improvement Revenue
                          Bonds, 5.00% (AMBAC LOC), 7/1/2019                                   Aaa          1,318,807
     1,240,000            Grant County, WV, County Commission, Refunding Revenue
                          Bonds, 5.35% (Original Issue Yield: 5.349%), 10/1/2019               AAA          1,316,434
     500,000              Harrison County, WV, Board of Education, GO UT, 6.40% (FGIC
                          INS)/(Original Issue Yield: 6.45%), 5/1/2006                         AAA           518,255
     680,000              Harrison County, WV, Building Commission, Health, Hospital,
                          Nursing Home Improvements Revenue Bonds, 5.15% (AMBAC
                          INS)/(Original Issue Yield: 5.32%), 4/1/2018                         Aaa           723,200
     420,000              Jackson County, WV, Revenue Bonds, 7.375% (FGIC INS),
                          6/1/2010                                                             AAA           500,228
     1,035,000            Jefferson County, WV, Board of Education, GO UT, 5.20%
                          (Original Issue Yield: 5.10%), 7/1/2007                              AA-          1,086,398
     1,055,000            Kanawha County, WV, Building Community, Judicial Annes
                          Lease - (Series A), 5.00%, 12/1/2018                                  NR          1,096,883
     375,000              Kanawha County, WV, Building Community, Judicial Annex
                          Lease - (Series A), 3.60%, 12/1/2009                                  NR           375,431
     245,000              Logan County, WV, Revenue Bonds, 8.00% (Logan County Health
                          Care Center Ltd. Partnership Project), 12/1/2009                      NR           273,633
     570,000              Mason County, WV, Pollution Control Revenue Bond, 5.45%
                          (Ohio Power Co.)/(AMBAC INS)/(Original Issue Yield: 5.47%),
                          12/1/2016                                                            AAA           576,834
     1,085,000            Monongalia County, WV, Board of Education, GO UT, 6.00%
                          (MBIA Insurance Corp. LOC)/(Original Issue Yield: 3.81%),
                          5/1/2010                                                             AAA          1,225,822
     1,135,000            Monongalia County, WV, Board of Education, General
                          Obligation Unltd, 6.00%, 5/1/2011                                    AAA          1,299,915
     215,000              Morgantown, WV, Building Commission Municipal Building,
                          Refunding Revenue Bonds, 2.00% (MBIA Insurance Corp.
                          LOC)/(Original Issue Yield: 2.15%), 1/1/2007                         Aaa           211,981
     350,000              Ohio County, WV, Board of Education, GO UT, 5.00% (MBIA
                          Insurance Corp. LOC)/(Original Issue Yield: 5.25%), 6/1/2013         AAA           375,102
     785,000              Ohio County, WV, Board of Education, GO UT Refunding Bonds,
                          5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield:
                          5.375%), 6/1/2018                                                    AAA           842,070
     1,000,000            Ohio County, WV, Board of Education, GO UT, 5.00% (Original
                          Issue Yield: 5.25%), 6/1/2013                                        AA-          1,069,270
     635,000              Ohio County, WV, Board of Education, General Obligation
                          Unltd, 5.00%, 6/1/2007                                               AA-           660,121
     1,155,000            Pleasants County, WV, PCR, (Refunding Revenue Bonds),
                          5.30%, 12/1/2008                                                      A3          1,161,965
     1,795,000            Raleigh, Fayette & Nicholas Counties, WV, Refunding Bond,
                          6.25% (Original Issue Yield: 6.60%), 8/1/2011                        Aaa          2,070,048
     1,310,000            Randolph County, WV, Refunding Revenue Bonds, 5.20% (Davis
                          Health Systems, Inc.)/(FSA INS), 11/1/2015                           Aaa          1,433,559
     105,000              Shepherd College Board, 3.00%, 12/1/2005                              A3           105,103
     115,000              Shepherd College Board, 3.00%, 12/1/2007                              A3           114,700
     120,000              Shepherd College Board, 3.40%, 12/1/2009                              A3           120,392
     500,000              South Charleston, WV, Revenue Bonds, 5.50% (MBIA Insurance
                          Corp. INS), 10/1/2009 AAA 501,060
     205,000              West Liberty State College, WV, 3.75%, 6/1/2008                      Baa2          207,263
     620,000              West Liberty State College, WV, 3.75%, 6/1/2008                      Baa3          626,845
     275,000              West Liberty State College, WV, 3.75%, 6/1/2008                      Baa2          277,230
     430,000              West Liberty State College, WV, 4.70%, 6/1/2012                      Baa2          451,848
     965,000              West Liberty State College, WV, 4.80%, 6/1/2012                      Baa3         1,014,823
     570,000              West Virginia EDA, (Series A), 5.00% (Original Issue Yield:
                          4.25%), 3/1/2019                                                      NR           602,057
     580,000              West Virginia EDA, 4.75%, 11/1/2012                                   A+           626,336
     1,000,000            West Virginia EDA, 5.00% (AMBAC LOC)/(Original Issue Yield:
                          5.09%), 7/15/2022                                                    AAA          1,063,980
     500,000              West Virginia EDA, Refunding Revenue Bonds, 3.00%, 11/1/2006          A+           501,385
     1,000,000            West Virginia EDA, Revenue Bonds, 5.50% (MBIA Insurance
                          Corp. LOC), 6/1/2016 AAA 1,123,340
     250,000              West Virginia EDA, State Medical Examiner Revenue Bonds
                          (Series A), 4.375% (Original Issue Yield: 4.55%), 6/1/2020            A1           250,093
     2,000,000            West Virginia Higher Education, Revenue Bonds, 5.00% (MBIA
                          Insurance Corp. LOC), 4/1/2012                                       AAA          2,194,560
     735,000              West Virginia Housing Development Fund, Revenue Bonds,
                          5.35%, 11/1/2010                                                     AAA           760,652
     700,000              West Virginia School Building Authority, 4.00% (MBIA
                          Insurance Corp. LOC)/(Original Issue Yield: 4.13%), 7/1/2013         AAA           722,400
     2,000,000            West Virginia School Building Authority, 5.25% (MBIA
                          Insurance Corp. LOC), 7/1/2012                                       AAA          2,227,580
     575,000              West Virginia State Building Commission Lease, (Series A),
                          5.50% (MBIA Insurance Corp. LOC)/(Original Issue Yield:
                          5.10%), 7/1/2006                                                     AAA           592,860
     1,050,000            West Virginia State Building Commission Lease, (Series A),
                          5.50% (Original Issue Yield: 5.20%), 7/1/2007                        AAA          1,108,275
     1,000,000            West Virginia State Building Commission Lease, Refunding
                          Revenue Bond, (Series A), 5.25% (AMBAC LOC), 7/1/2012                AAA          1,109,100
     1,500,000            West Virginia State Building Commission Lease, Refunding
                          Revenue Bonds, 5.375% (AMBAC LOC)/(Original Issue Yield:
                          5.04%), 7/1/2021                                                     AAA          1,711,950
     500,000              West Virginia State Hospital Finance Authority, (Series A),
                          3.50% (West Virginia University Hospital, Inc.)/(Original
                          Issue Yield: 3.62%), 6/1/2010                                        AAA           503,705
     605,000              West Virginia State Hospital Finance Authority, Prerefunded
                          Revenue Bond, 6.75% (Charleston Area Medical
                          Center)/(Charleston Area Medical Center LOC)/(Original
                          Issue Yield: 6.89%), 9/1/2022                                         A2           714,317
     1,000,000            West Virginia State Hospital Finance Authority, REF &
                          IMPT-CABELL HUNTINGTON - A, 3.00% (AMBAC INS), 1/1/2006              AAA          1,000,110
     730,000              West Virginia State Hospital Finance Authority, Refunding
                          Revenue Bonds, 3.10% (West Virginia Veterans Nursing Home),
                          3/1/2009                                                              NR           726,029
     1,070,000            West Virginia State Hospital Finance Authority, Refunding
                          Revenue Bonds, 5.50% (West Virginia Veterans Nursing Home),
                          3/1/2019                                                              NR          1,124,538
     1,750,000            West Virginia State Hospital Finance Authority, Revenue
                          Bonds, 5.75% (Charleston Area Medical Center)/(MBIA
                          Insurance Corp. INS)/(Original Issue Yield: 5.98%), 9/1/2013         AAA          1,801,398
     1,000,000            West Virginia State Housing Development Fund, (Series A),
                          5.05%, 11/1/2014                                                     AAA          1,041,240
     900,000              West Virginia State Housing Development Fund, (Series A),
                          4.90% (Original Issue Yield: 4.899%), 11/1/2014                      AAA           938,358
     1,000,000            West Virginia State Housing Development Fund, Revenue
                          Refunding Bonds (Series A), 5.10%, 11/1/2015                         AAA          1,038,830
     500,000              West Virginia State, GO UT, 4.40% (Original Issue Yield:
                          4.50%), 6/1/2006                                                     AAA           508,805
     720,000              West Virginia State, Revenue Bonds (Series A) , 5.00%
                          (Marshall University)/(Original Issue Yield: 5.17%),
                          5/1/2020                                                             AAA           763,625
     1,250,000            West Virginia State, Revenue Bonds (Series A), 5.00%
                          (Marshall University)/(Original Issue Yield: 5.19%),
                          5/1/2021                                                             AAA          1,325,738
     1,000,000            West Virginia University, (Series A), 5.50% (MBIA Insurance
                          Corp. LOC)/(Original Issue Yield: 5.08%), 4/1/2016                   AAA          1,144,520
     1,000,000            West Virginia University, 5.00% (FGIC LOC), 10/1/2034                AAA          1,050,170
     1,210,000            West Virginia University, 5.00% (MBIA Insurance Corp. LOC),
                          4/1/2007                                                             AAA          1,258,412
     500,000              West Virginia University, Refunding Revenue Bonds, 5.00%
                          (AMBAC LOC)/(Original Issue Yield: 5.22%), 5/1/2017                  AAA           534,270
     1,000,000            West Virginia University, Revenue Bonds (Series B), 5.00%
                          (AMBAC INS)/(Original Issue Yield: 5.19%), 5/1/2015                  AAA          1,068,540
     500,000              West Virginia University, (Series C), 4.50% (FGIC
                          INS)/(Original Issue Yield: 4.55%), 10/1/2024                        AAA           505,460
     2,000,000            West Virginia Water Development Authority, (Series A),
                          4.40% (AMBAC LOC)/(Original Issue Yield: 4.47%), 10/1/2018           AAA          2,053,380
     400,000              West Virginia Water Development Authority, (Series A),
                          5.375% (FSA LOC)/(Original Issue Yield: 5.40%), 10/1/2015            AAA           438,704
     985,000              West Virginia Water Development Authority, (Series A),
                          5.50% (FSA LOC)/(Original Issue Yield: 5.65%), 10/1/2020             AAA          1,078,447
     1,000,000            West Virginia Water Development Authority, Refunding
                          Revenue Bonds (Series B), 5.00% (AMBAC INS)/(Original Issue
                          Yield: 5.03%), 11/1/2029                                             AAA          1,050,160
     500,000              West Virginia Water Development Authority, Revenue Bonds
                          (Series A), 5.00% (FSA INS), 11/1/2019                               AAA           544,650
     500,000              Wheeling, WV, Waterworks & Sewer Systems, Revenue Refunding
                          Bonds, 4.90% (FGIC INS)/(Original Issue Yield: 5.00%),
                          6/1/2006                                                             Aaa           511,325
     1,000,000            Wood County, WV, Board of Education, UT GO , 4.00% (FSA
                          INS), 5/1/2011                                                       AAA          1,037,740
                          Total                                                                            70,868,952
     Total MUNICIPAL BONDS
     (IDENTIFIED COST $70,291,788)                                                                         73,063,286
     Government Agencies--1.3%
                         FEDERAL HOME LOAN BANK --1.3%
     1,000,000           Federal Home Loan Bank System, Discount Bond, 5/2/2005
                         (at amortized cost)                                                          $      999,927
     Mutual Fund--0.5%
     357,045       (1)   Tax-Free Obligations Fund, Class INV (at net asset value)                           357,045
     Total Investments--99.5%
     (IDENTIFIED COST $71,648,760)(2)                                                                      74,420,258
     other assets and liabilities--net--0.5%                                                                  350,325
     total net assets--100%                                                                            $    74,770,583

At April 30, 2005, the Fund holds no securities that are subject to federal alternative minimum tax ("AMT").

(1)        Affiliated company.
(2) The cost of investments for federal tax purposes was $71,585,893. The net unrealized appreciation of investments for federal tax purposes was $2,834,365.This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,916,165 and net unrealized depreciation from investment for those securities having an excess of cost over value of $81,800.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

Investment Valuation
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations or last sales prices are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronyms are used throughout this portfolio:
    AMBAC        --American Municipal Bond Assurance Corporation
    EDA          --Economic Development Authority
    FGIC         --Financial Guaranty Insurance Company
    FSA          --Financial Security Assurance
    GO           --General Obligation
    INS          --Insured
    LOC          --Letter of Credit
    PCR          --Pollution Control Revenue
    UT           --Unlimited Tax


Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Wesmark Funds

           By /S/Richard N. Paddock, Principal Financial Officer


Date              June 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/Charles L. Davis, Jr., Principal Executive Officer
                  -----------------------------------------------------


Date              June 23, 2005

By                /S/Richard N. Paddock, Principal Financial Officer


Date              June 23, 2005